SLM Private Credit Student Loan Trust 2006-A
Quarterly Servicing Report

Distribution Date	09/15/2006
Collection Period	06/01/2006 - 08/31/2006

SLM Funding LLC	-	Depositor
Sallie Mae Inc.	-	Servicer and Administrator
J.P. Morgan Chase Bank	-	Indenture Trustee
Chase Bank USA, National Association	-	Trustee
SLM Investment Corp.	-	Excess Distribution Certificateholder

I. 2006-A Deal Parameters

A	Student Loan Portfolio Characteristics		05/31/2006	Activity	08/31/2006

	i	Portfolio Balance	1,905,341,624.61	($16,188,419.48)	$1,889,153,205.13
	ii	Interest to be Capitalized	111,734,205.45		138,918,680.89

	iii	Total Pool	$2,017,075,830.06		$2,028,071,886.02
	iv	Cash Capitalization Account (CI)	253,225,636.26		253,225,636.26

	v	Asset Balance	$2,270,301,466.32		$2,281,297,522.28

	i	Weighted Average Coupon (WAC)	9.676%		10.188%
	ii	Weighted Average Remaining Term	200.30		197.99
	iii	Number of Loans	198,657		196,650
	iv	Number of Borrowers	164,194		162,652
	v	Prime Loans Outstanding - Monthly Reset	$1,829,687,093.87		$1,842,406,488.50
	vi	Prime Loans Outstanding - Quarterly/Annual Reset	$161,091,199.26		$159,068,230.19
	vii	T-bill Loans Outstanding	$26,183,330.69		$25,960,641.73
	viii	Fixed Loans Outstanding	$114,206.24		$636,525.60
	vix	Pool Factor	1.005250021		1.010730125

						% of		% of
B	Notes		Cusips	Spread	Balance 06/15/2006	O/S Securities *	Balance 09/15/2006	O/S Securities *

	i	A-1 Notes	78443C CE 2	0.020%	$431,300,000.00	19.243%	$426,140,090.30	19.057%
	ii	A-2 Notes	78443C CF 9	0.080%	207,000,000.00	9.235%	207,000,000.00	9.257%
	iii	A-3 Notes	78443C CG 7	0.140%	355,000,000.00	15.839%	355,000,000.00	15.875%
	iv	A-4 Notes	78443C CJ 1	0.190%	373,267,000.00	16.654%	373,267,000.00	16.692%
	v	A-5 Notes	78443C CL 6	0.290%	700,000,000.00	31.231%	700,000,000.00	31.303%
	vi	B Notes	78443C CM 4	0.300%	73,297,000.00	3.270%	73,297,000.00	3.278%
	vii	C Notes	78443C CN 2	0.500%	101,488,000.00	4.528%	101,488,000.00	4.538%

	viii	Total Notes			$2,241,352,000.00	100.000%	$2,236,192,090.30	100.000%

C			06/15/2006	09/15/2006

	i	Specified Reserve Account Balance ($)	$5,000,679.00	$5,000,679.00
	ii	Reserve Account Balance ($)	$5,000,679.00	$5,000,679.00
	iii	Cash Capitalization Acct Balance ($)	$253,225,636.26	$253,225,636.26

	iv	Initial Asset Balance	$2,255,271,599.00	$2,255,271,599.00
	v	Specified Overcollateralization Amount	$45,105,431.98	$45,105,431.98
	vi	Actual Overcollateralization Amount	$28,949,466.32	$45,105,431.98

	vii	Has the Stepdown Date Occurred? **	No	No

*	Percentages may not total 100% due to rounding

**	The Stepdown Date is the earlier of the distribution date following the reduction of the Class A Notes to zero and June 15, 2011. At the Stepdown Date, principal payments made on the Class B and Class C Notes may begin to be paid pro-rata with the Class A Notes. See the prospectus for complete information concerning the Stepdown Date

II. 2006-A Transactions from: 06/01/2006 through:			08/31/2006

A	Student Loan Principal Activity
	i	Principal Payments Received	$29,727,590.13
	ii	Purchases by Servicer (Delinquencies >180)	0.00
	iii	Other Servicer Reimbursements	22.69
	iv	Other Principal Reimbursements	54,584.51

	v	Total Principal Collections	$29,782,197.33

B	Student Loan Non-Cash Principal Activity
	i	Realized Losses/Loans Charged Off	$224,810.46
	ii	Capitalized Interest	(11,651,967.15)
	iii	Capitalized Insurance Fee	(2,178,926.25)
	iv	Other Adjustments	12,305.09

	v	Total Non-Cash Principal Activity	$(13,593,777.85)

C	Total Student Loan Principal Activity		$16,188,419.48

D	Student Loan Interest Activity
	i	Interest Payments Received	$8,015,826.94
	ii	Purchases by Servicer (Delinquencies >180)	0.00
	iii	Other Servicer Reimbursements	0.01
	iv	Other Interest Reimbursements	4,690.75
	v	Late Fees	78,968.10
	vi	Collection Fees/Return Items	0.00

	vii	Total Interest Collections	$8,099,485.80

E	Student Loan Non-Cash Interest Activity
	i	Realized Losses/Loans Charged Off	$16,658.25
	ii	Capitalized Interest	11,651,967.15
	iii	Other Interest Adjustments	2.52

	iv	Total Non-Cash Interest Adjustments	$11,668,627.92

F	Total Student Loan Interest Activity		$19,768,113.72

III. 2006-A Collection Account Activity 06/01/2006 through			08/31/2006

A	Principal Collections
	i	Principal Payments Received	$20,718,478.72
	ii	Consolidation Principal Payments	9,009,111.41
	iii	Purchases by Servicer (Delinquencies >180)	0.00
	iv	Reimbursements by Seller	(55.68)
	v	Reimbursements by Servicer	22.69
	vi	Other Re-purchased Principal	54,640.19

	vii	Total Principal Collections	$29,782,197.33

B	Interest Collections
	i	Interest Payments Received	$7,764,319.63
	ii	Consolidation Interest Payments	251,507.31
	iii	Purchases by Servicer (Delinquencies >180)	0.00
	iv	Reimbursements by Seller	(25.38)
	v	Reimbursements by Servicer	0.01
	vi	Other Re-purchased Interest	4,716.13
	vii	Collection Fees/Return Items	0.00
	viii	Late Fees	78,968.10

	ix	Total Interest Collections	$8,099,485.80

C	Recoveries on Realized Losses		$3,353.41

D	Funds Borrowed from Next Collection Period		$991,827.51

E	Funds Repaid from Prior Collection Periods		$(2,700,000.00)

F	Investment Income		$3,525,354.05

G	Borrower Incentive Reimbursements		$14,548.85

H	Gross Swap Receipt (Monthly Reset)		$24,919,472.17

I	Gross Swap Receipt (Quarterly Reset)		$2,193,985.88

J	Other Deposits		$173,931.86

	TOTAL FUNDS RECEIVED		$67,004,156.86

	LESS FUNDS PREVIOUSLY REMITTED:

	Servicing Fees to the Servicer		$(2,223,279.21)

	AVAILABLE FUNDS PRIOR TO RELEASE FROM CASH CAPITALIZATION ACCOUNT		$64,780,877.65

K	Amount Released from Cash Capitalizaton Account		$0.00

L	AVAILABLE FUNDS		$64,780,877.65

M	Servicing Fees Due for Current Period		$1,106,666.92

N	Carryover Servicing Fees Due		$0.00

O	Administration Fees Due		$20,000.00

P	Total Fees Due for Period		$1,126,666.92

IV. 2006-A Loss and Recovery Detail

			% of
			Original Pool	05/31/2006	08/31/2006
A	i	Cumulative Realized Losses Test

		April 6, 2006 to June 15, 2011	15%	$300,040,739.92	$300,040,739.92
		September 15, 2011 to June 16, 2014	18%
		September 15, 2014 and thereafter	20%

	ii	Cumulative Realized Losses (Net of Recoveries)		$75,138.34	$296,595.39

	iii	Is Test Satisfied (ii < i)?		Yes	Yes

B	i	Recoveries on Realized Losses This Collection Period

	ii	Principal Cash Recovered During Collection Period		$0.00	$3,231.41
	iii	Interest Cash Recovered During Collection Period		$0.00	$107.00
	iv	Late Fees and Collection Costs Recovered During Collection Period		$0.00	$15.00

	v	Total Recoveries for Period		$0.00	$3,353.41

C	i	Gross Defaults:
	ii	Cumulative Principal Charge Offs plus Principal Purchases by Servicer		$75,138.34	$299,948.80
	iii	Cumulative Interest Charge Offs plus Interest Purchases by Servicer		4,389.26	21,047.51

	iv	Total Gross Defaults:		$79,527.60	$320,996.31

V. 2006-A Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		%*
STATUS	05/31/2006	08/31/2006	05/31/2006	08/31/2006	05/31/2006	08/31/2006	05/31/2006	08/31/2006	05/31/2006	08/31/2006

INTERIM:

In School	9.798%	10.302%	124,544	114,486	62.693%	58.218%	$1,237,549,559.91	$1,130,060,993.00	64.952%	59.818%

Grace	9.667%	10.129%	41,835	36,602	21.059%	18.613%	369,159,396.18	366,851,497.13	19.375%	19.419%

Deferment	9.258%	9.971%	2,455	3,519	1.236%	1.789%	20,757,631.41	29,276,007.64	1.089%	1.550%

TOTAL INTERIM	9.761%	10.254%	168,834	154,607	84.988%	78.620%	$1,627,466,587.50	$1,526,188,497.77	85.416%	80.787%

REPAYMENT
Active
Current	9.039%	9.716%	24,754	33,830	12.461%	17.203%	$226,393,797.99	$284,381,040.80	11.882%	15.053%
31-60 Days Delinquent	9.801%	10.752%	776	1,835	0.391%	0.933%	6,283,785.35	13,956,756.24	0.330%	0.739%
61-90 Days Delinquent	10.300%	11.535%	241	495	0.121%	0.252%	2,031,510.07	3,567,010.36	0.107%	0.189%
91-120 Days Delinquent	10.314%	11.332%	165	175	0.083%	0.089%	1,229,639.32	1,559,185.03	0.065%	0.083%
121-150 Days Delinquent	10.381%	11.736%	131	103	0.066%	0.052%	900,643.60	836,934.48	0.047%	0.044%
151-180 Days Delinquent	0.000%	9.429%	0	25	0.000%	0.013%	0.00	311,244.87	0.000%	0.016%
> 180 Days Delinquent	0.000%	8.778%	0	4	0.000%	0.002%	0.00	9,244.98	0.000%	0.000%

Forbearance	9.698%	10.492%	3,756	5,576	1.891%	2.835%	41,035,660.78	58,343,290.60	2.154%	3.088%

TOTAL REPAYMENT	9.173%	9.910%	29,823	42,043	15.012%	21.380%	$277,875,037.11	$362,964,707.36	14.584%	19.213%

GRAND TOTAL	9.676%	10.188%	198,657	196,650	100.000%	100.000%	$1,905,341,624.61	$1,889,153,205.13	100.000%	100.000%

*	Percentages may not total 100% due to rounding

VI. 2006-A Portfolio Characteristics by Loan Program

LOAN PROGRAM	WAC	# Loans	$ Amount	%
-Signature Loans	10.364%	180,065	$1,643,868,678.71	87.016%
-Law Loans	9.680%	8,447	112,205,939.55	5.939%
-Med Loans	8.487%	3,891	39,660,967.36	2.099%
-MBA Loans	8.480%	4,247	93,417,619.51	4.945%

- Total	10.188%	196,650	$1,889,153,205.13	100.000%

*	Percentages may not total 100% due to rounding

VII. 2006-A Interest Rate Swap Calculations

			Deutsche Bank AG, NY
			Monthly Reset
Swap Payments
i	Notional Swap Amount		$1,829,687,094
	- Aggregate Prime Loans Outstanding

Counterparty Pays:
ii	3 Month LIBOR		5.32938%
iii	Days in Period	06/15/2006 - 09/15/2006	92

iv	Gross Swap Receipt Due Trust		$24,919,472.17

SLM Private Credit Trust Pays:
v	Prime Rate (WSJ) *		8.08424%
vi	Less: Spread		2.72000%

vii	Net Payable Rate		5.36424%
viii	Days in Period	06/15/2006 - 09/15/2006	92

ix	Gross Swap Payment Due Counterparty		$24,738,877.37

			Deutsche Bank AG, NY
			Quarterly Reset
i	Notional Swap Amount		$161,091,199
	- Aggregate Prime Loans Outstanding

Counterparty Pays:
ii	3 Month LIBOR		5.32938%
iii	Days in Period	06/15/2006 - 09/15/2006	92

iv	Gross Swap Receipt Due Trust		$2,193,985.88

SLM Private Credit Trust Pays:
v	Prime Rate (WSJ)		8.00000%
vi	Less: Spread		2.70000%

vii	Net Payable Rate		5.30000%
viii	Days in Period	06/15/2006 - 09/15/2006	92

ix	Gross Swap Payment Due Counterparty		$2,152,001.88

*	Prime Rate Resets for Monthly Reset Swap

Determination	Period	# Days
Date	Effective	In Period	Rate
05/30/2006	06/15/2006 – 07/14/2006	30	8.000%
06/29/2006	07/15/2006 – 08/14/2006	31	8.000%
07/28/2006	08/15/2006 – 09/14/2006	31	8.250%

VIII. 2006-A Accrued Interest Factors

		Accrued		Record Date
		Interest Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index
A	Class A-1 Interest Rate	0.013670638	6/15/06-9/15/06	1 NY Business Day	5.34938%	LIBOR

B	Class A-2 Interest Rate	0.013823971	6/15/06-9/15/06	1 NY Business Day	5.40938%	LIBOR

C	Class A-3 Interest Rate	0.013977304	6/15/06-9/15/06	1 NY Business Day	5.46938%	LIBOR

D	Class A-4 Interest Rate	0.014105082	6/15/06-9/15/06	1 NY Business Day	5.51938%	LIBOR

E	Class A-5 Interest Rate	0.014360638	6/15/06-9/15/06	1 NY Business Day	5.61938%	LIBOR

F	Class B Interest Rate	0.014386193	6/15/06-9/15/06	1 NY Business Day	5.62938%	LIBOR

G	Class C Interest Rate	0.014897304	6/15/06-9/15/06	1 NY Business Day	5.82938%	LIBOR

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

IX. 2006-A      Inputs From Prior Period

									05/31/2006
A	Total Student Loan Pool Outstanding
	i	Portfolio Balance							$1,905,341,624.61
	ii	Interest To Be Capitalized							111,734,205.45

	iii	Total Pool							$2,017,075,830.06
	iv	Cash Capitalization Account (CI)							253,225,636.26

	v	Asset Balance							$2,270,301,466.32

B	Total Note Factor								0.998796819
C	Total Note Balance								$2,241,352,000.00

D	Note Balance 06/15/2006		Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class B	Class C

	i	Current Factor	0.993778802	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$431,300,000.00	$207,000,000.00	$355,000,000.00	$373,267,000.00	$700,000,000.00	$73,297,000.00	$101,488,000.00
	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	iv	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

E	Unpaid Primary Servicing Fees from Prior Month(s)			$0.00
F	Unpaid Administration fees from Prior Quarter(s)			$0.00
G	Unpaid Carryover Servicing Fees from Prior Quarter(s)			$0.00

X. 2006-A Note Parity Triggers

		Class A	Class B	Class C
Notes Outstanding	6/15/06	$2,066,567,000	$2,139,864,000	$2,241,352,000
Asset Balance, prior *	5/31/06	$2,270,301,466	$2,270,301,466	$2,270,301,466

Pool Balance, current	8/31/06	$2,028,071,886	$2,028,071,886	$2,028,071,886
Amounts on Deposit **	9/15/06	260,951,908	259,897,444	258,385,546
Total		$2,289,023,794	$2,287,969,330	$2,286,457,432

Are the Notes in Excess of the Asset Balance?		No	No	No
Are the Notes in Excess of the Pool + Amounts on Deposit?		No	No	No

Are the Notes Parity Triggers in Effect?		No	No	No

Class A Enhancement		$203,734,466.32
Specified Class A Enhancement		$342,194,628.34	The greater of 15.0% of the Asset Balance or the Specified Overcollateralization Amount

Class B Enhancement		$130,437,466.32
Specified Class B Enhancement		$230,981,374.13	The greater of 10.125% of the Asset Balance or the Specified Overcollateralization Amount

Class C Enhancement		$28,949,466.32
Specified Class C Enhancement		$68,438,925.67	The greater of 3.0% of the Asset Balance or the Specified Overcollateralization Amount

*	For the initial distribution date, the initial Asset Balance as defined on page S-58 of the prospectus supplement

**	Amounts on Deposit in Trust Accounts for the Collection Period after Payment of Section XIII Items B through E for the Class A; Items B through G for the Class B; and Items B through I for the Class
XI. 2006-A Cash Capitalization Account Triggers

	Cash Capitalization Account Balance as of Collection End Date		08/31/2006	$253,225,636.26
	Less: Excess of Trust fees & Note interest due over Available Funds		09/15/2006	$0.00

	Cash Capitalization Account Balance (CI)*			$253,225,636.26

A	March 17, 2008 - December 15, 2008
	i	5.50% of initial Asset Balance (incl. Collection Acct Initial Deposit		$124,166,437.95
	ii	Excess, CI over 5.50% of initial Asset Balance (incl. Collection Acct Initial Deposit)		$129,059,198.32
	iii	Release A(ii) excess to Collection Account?**	09/15/2006	DO NOT RELEASE

B	March 16, 2009 - December 15, 2009
	i	3.50% of initial Asset Balance (incl. Collection Acct Initial Deposit		$79,015,005.97
	ii	Excess, CI over 3.50% of initial Asset Balance (incl. Collection Acct Initial Deposit)		$174,210,630.29
	iii	Release B(ii) excess to Collection Account?**	09/15/2006	DO NOT RELEASE

C	March 15, 2010 - September 15, 2010
	i	1.50% of initial Asset Balance (incl. Collection Acct Initial Deposit)		$33,863,573.99
	ii	Excess, CI over 1.50% of initial Asset Balance (incl. Collection Acct Initial Deposit)		$219,362,062.27
	iii	Release C(ii) excess to Collection Account?**	09/15/2006	DO NOT RELEASE

		Release from Cash Capitalization Account (R)*	09/15/2006	$0.00

*	as defined under “Asset Balance” on page S-58 of the prospectus supplement

**	determined based on a comparison of pool balances to notes outstanding and CI, along with certain loan portfolio characteristics, as outlined on pages S-37 through S-39 of the prospectus supplement

XII. 2006-A Principal Distribution Calculations

A	Priority Principal Payments (If Note Parity Triggers are not in effect, go to Regular Principal Distribution below):

	i	Is the Class A Note Parity Trigger in Effect?		No
	ii	Aggregate A Notes Outstanding	06/15/2006	$2,066,567,000.00
	iii	Asset Balance	08/31/2006	$2,281,297,522.28

	iv	First Priority Principal Distribution Amount	09/15/2006	$—

	v	Is the Class B Note Parity Trigger in Effect?		No
	vi	Aggregate A and B Notes Outstanding	06/15/2006	$2,139,864,000.00
	vii	Asset Balance	08/31/2006	$2,281,297,522.28
	viii	First Priority Principal Distribution Amount	09/15/2006	$—

	ix	Second Priority Principal Distribution Amount	09/15/2006	$—

	x	Is the Class C Note Parity Trigger in Effect?		No
	xi	Aggregate A, B and C Notes Outstanding	06/15/2006	$2,241,352,000.00
	xii	Asset Balance	08/31/2006	$2,281,297,522.28
	xiii	First Priority Principal Distribution Amount	09/15/2006	$—
	xiv	Second Priority Principal Distribution Amount	09/15/2006	$—

	xv	Third Priority Principal Distribution Amount	09/15/2006	$—

B	Regular Principal Distribution
	i	Aggregate Notes Outstanding	06/15/2006	$2,241,352,000.00
	ii	Asset Balance	08/31/2006	$2,281,297,522.28
	iii	Specified Overcollateralization Amount	09/15/2006	$45,105,431.98
	iv	First Priority Principal Distribution Amount	09/15/2006	$—
	v	Second Priority Principal Distribution Amount	09/15/2006	$—
	vi	Third Priority Principal Distribution Amount	09/15/2006	$—
	vii	Regular Principal Distribution Amount		$5,159,909.70

C	Class A Noteholders’ Principal Distribution Amounts
	i	Has the Stepdown Date Occurred?		No
	ii	Aggregate Class A Notes Outstanding	06/15/2006	$2,066,567,000.00
	iii	Asset Balance	08/31/2006	$2,281,297,522.28
	iv	85% of Asset Balance	08/31/2006	$1,939,102,893.94
	v	Specified Overcollateralization Amount	09/15/2006	$45,105,431.98
	vi	Lesser of (iii) and (ii — iv)		$1,939,102,893.94
	vii	Class A Noteholders’ Principal Distribution Amt — Before the Stepdown Date		$5,159,909.70
	viii	Class A Noteholders’ Principal Distribution Amt — After the Stepdown Date		$—
	ix	Actual Principal Distribution Amount paid		$5,159,909.70
	x	Shortfall		$0.00

D	Class B Noteholders’ Principal Distribution Amounts
	i	Has the Stepdown Date Occurred?		No
	ii	Aggregate Class B Notes Outstanding	06/15/2006	$73,297,000.00
	iii	Asset Balance	08/31/2006	$2,281,297,522.28
	iv	89.875% of Asset Balance	08/31/2006	$2,050,316,148.15
	v	Specified Overcollateralization Amount	09/15/2006	$45,105,431.98
	vi	Lesser of (iii) and (ii — iv)		$2,050,316,148.15
	vii	Class B Noteholders’ Principal Distribution Amt — Before the Stepdown Date		$—
	viii	Class B Noteholders’ Principal Distribution Amt — After the Stepdown Date		$—

E	Class C Noteholders’ Principal Distribution Amounts
	i	Has the Stepdown Date Occurred?		No
	ii	Aggregate Class C Notes Outstanding	06/15/2006	$101,488,000.00
	iii	Asset Balance	08/31/2006	$2,281,297,522.28
	iv	97% of Asset Balance	08/31/2006	$2,212,858,596.61
	v	Specified Overcollateralization Amount	09/15/2006	$45,105,431.98
	vi	Lesser of (iii) and (ii — iv)		$2,212,858,596.61
	vii	Class C Noteholders’ Principal Distribution Amt — Before the Stepdown Date		$—
	viii	Class C Noteholders’ Principal Distribution Amt — After the Stepdown Date		$—

XIII. 2006-A Waterfall for Distributions

				Remaining
				Funds Balance
A		Total Available Funds (Sections III-L)	$64,780,877.65	$64,780,877.65

B		Primary Servicing Fees-Current Month plus any Unpaid	$1,106,666.92	$63,674,210.73

C		Quarterly Administration Fee plus any Unpaid	$20,000.00	$63,654,210.73

D	i	Gross Swap Payment due (Monthly Reset)	$24,738,877.37	$38,915,333.36
	ii	Gross Swap Payment due (Quarterly Reset)	$2,152,001.88	$36,763,331.48

E	i	Class A-1 Noteholders’ Interest Distribution Amount	$5,896,146.07	$30,867,185.41
	ii	Class A-2 Noteholders’ Interest Distribution Amount	$2,861,562.02	$28,005,623.39
	iii	Class A-3 Noteholders’ Interest Distribution Amount	$4,961,943.08	$23,043,680.31
	iv	Class A-4 Noteholders’ Interest Distribution Amount	$5,264,961.73	$17,778,718.58
	v	Class A-5 Noteholders’ Interest Distribution Amount	$10,052,446.44	$7,726,272.14
	vi	Swap Termination Fees	$0.00	$7,726,272.14

F		First Priority Principal Distribution Amount — Principal Distribution Account	$0.00	$7,726,272.14

G		Class B Noteholders’ Interest Distribution Amount	$1,054,464.81	$6,671,807.33

H		Second Priority Principal Distribution Amount — Principal Distribution Account	$0.00	$6,671,807.33

I		Class C Noteholders’ Interest Distribution Amount	$1,511,897.63	$5,159,909.70

J		Third Priority Principal Distribution Amount — Principal Distribution Account	$0.00	$5,159,909.70

K		Increase to the Specified Reserve Account Balance	$0.00	$5,159,909.70

L		Regular Principal Distribution Amount — Principal Distribution Account	$5,159,909.70	$0.00

M		Carryover Servicing Fees	$0.00	$0.00

N		Swap Termination Payments	$0.00	$0.00

O		Additional Principal Distribution Amount — Principal Distribution Account	$0.00	$0.00

P		Remaining Funds to the Certificateholders	$0.00	$0.00
XIV. 2006-A Principal Distribution Account Allocations

				Remaining
				Funds Balance
A		Total from Collection Account	$5,159,909.70	$5,159,909.70

B	i	Class A-1 Principal Distribution Amount Paid	$5,159,909.70	$0.00
	ii	Class A-2 Principal Distribution Amount Paid	$0.00	$0.00
	iii	Class A-3 Principal Distribution Amount Paid	$0.00	$0.00
	iv	Class A-4 Principal Distribution Amount Paid	$0.00	$0.00
	v	Class A-5 Principal Distribution Amount Paid	$0.00	$0.00

C		Class B Principal Distribution Amount Paid	$0.00	$0.00

D		Class C Principal Distribution Amount Paid	$0.00	$0.00

E		Remaining Class C Principal Distribution Amount Paid	$0.00	$0.00

F		Remaining Class B Principal Distribution Amount Paid	$0.00	$0.00

G	i	Remaining Class A-1 Principal Distribution Amount Paid	$0.00	$0.00
	ii	Remaining Class A-2 Principal Distribution Amount Paid	$0.00	$0.00
	iii	Remaining Class A-3 Principal Distribution Amount Paid	$0.00	$0.00
	iv	Remaining Class A-4 Principal Distribution Amount Paid	$0.00	$0.00
	v	Remaining Class A-5 Principal Distribution Amount Paid	$0.00	$0.00

XV. 2006-A Distributions

A	Distribution Amounts		Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class B	Class C
	i	Quarterly Interest Due	$5,896,146.07	$2,861,562.02	$4,961,943.08	$5,264,961.73	$10,052,446.44	$1,054,464.81	$1,511,897.63
	ii	Quarterly Interest Paid	5,896,146.07	2,861,562.02	4,961,943.08	5,264,961.73	10,052,446.44	1,054,464.81	1,511,897.63

	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	iv	Interest Carryover Due	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	v	Interest Carryover Paid	0.00	0.00	0.00	0.00	0.00	0.00	0.00

	vi	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	vii	Quarterly Principal Distribution Amount	$5,159,909.70	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid	5,159,909.70	0.00	0.00	0.00	0.00	0.00	0.00

	ix	Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount	$11,056,055.77	$2,861,562.02	$4,961,943.08	$5,264,961.73	$10,052,446.44	$1,054,464.81	$1,511,897.63

B	Note Balances			06/15/2006	Paydown Factors	09/15/2006
	i	A-1 Note Balance	78443C CE 2	$431,300,000.00		$426,140,090.30
		A-1 Note Pool Factor		0.993778802	0.011889193	0.981889609

	ii	A-2 Note Balance	78443C CF 9	$207,000,000.00		$207,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	78443C CG 7	$355,000,000.00		$355,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance	78443C CJ 1	$373,267,000.00		$373,267,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

	v	A-5 Note Balance		$700,000,000.00		$700,000,000.00
		A-5 Note Pool Factor		1.000000000	0.000000000	1.000000000

	vi	B Note Balance	78443C CM 4	$73,297,000.00		$73,297,000.00
		B Note Pool Factor		1.000000000	0.000000000	1.000000000

	vii	C Note Balance	78443C CN 2	$101,488,000.00		$101,488,000.00
		C Note Pool Factor		1.000000000	0.000000000	1.000000000

XVI. 2006-A Historical Pool Information

			06/01/2006 - 08/31/2006	04/06/2006-05/31/2006
Beginning Student Loan Portfolio Balance			$1,905,341,624.61	$1,915,769,160.37

	Student	Loan Principal Activity
	i	Principal Payments Received	$29,727,590.13	$13,197,497.43
	ii	Purchases by Servicer (Delinquencies >180)	0.00	0.00
	iii	Other Servicer Reimbursements	22.69	163.38
	iv	Seller Reimbursements	54,584.51	16,091.47

	v	Total Principal Collections	$29,782,197.33	$13,213,752.28
	Student	Loan Non-Cash Principal Activity
	i	Realized Losses/Loans Charged Off	$224,810.46	$75,138.34
	ii	Capitalized Interest	(11,651,967.15)	(2,645,361.09)
	iii	Capitalized Insurance Fee	$(2,178,926.25)	$(217,553.10)
	iv	Other Adjustments	12,305.09	1,559.33

	v	Total Non-Cash Principal Activity	$(13,593,777.85)	$(2,786,216.52)

(-)	Total Student Loan Principal Activity		$16,188,419.48	$10,427,535.76

	Student	Loan Interest Activity
	i	Interest Payments Received	$8,015,826.94	$4,254,821.45
	ii	Repurchases by Servicer (Delinquencies >180)	0.00	0.00
	iii	Other Servicer Reimbursements	0.01	1.19
	iv	Seller Reimbursements	4,690.75	839.67
	v	Late Fees	78,968.10	31,849.87
	vi	Collection Fees	0.00	0.00

	viii	Total Interest Collections	$8,099,485.80	$4,287,512.18
	Student	Loan Non-Cash Interest Activity
	i	Realized Losses/Loans Charged Off	$16,658.25	$4,389.26

	ii	Capitalized Interest	11,651,967.15	2,645,361.09
	iii	Other Interest Adjustments	2.52	372.16

	iv	Total Non-Cash Interest Adjustments	$11,668,627.92	$2,650,122.51

	v	Total Student Loan Interest Activity	$19,768,113.72	$6,937,634.69

(=)	Ending Student Loan Portfolio Balance		$1,889,153,205.13	$1,905,341,624.61

(+)	Interest to be Capitalized		$138,918,680.89	$111,734,205.45

(=)	TOTAL POOL		$2,028,071,886.02	$2,017,075,830.06

(+)	Cash Capitalization Account Balance (CI)		$253,225,636.26	$253,225,636.26

(=)	Asset Balance		$2,281,297,522.28	$2,270,301,466.32

XVII. 2006-A Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *
Jun-06	$2,017,075,830	4.15%
Sep-06	$2,028,071,886	4.61%

*	Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.